UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07738

Montana Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments March 31, 2009 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MONTANA MUNICIPAL BONDS (97.6%)

Billings, MT (West Park Village) Multifamily Hsg. Devl. Ref. Rev. GNMA	Aaa/NR	5.550%	12/01/2032	$2,500,000	$2,443,925
Forsyth, MT PCR Ref. Northwestern Corp. Colstrip AMBAC	Baa-1/A	4.650	08/01/2023	650,000	515,112
Gallatin County, MT General Obligations	NR/AA-	4.600	07/01/2027	250,000	253,192
Helena, Montana (Certificate of Participation)	NR/AA-	4.625	01/01/2024	135,000	132,508
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.—Cmnty. Med. Ctr.	Aa-3/NR	5.100	12/01/2018	250,000	255,462
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.—Cmnty. Med. Ctr.	Aa-3/NR	5.125	12/01/2019	250,000	256,175
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.—Cmnty. Med. Ctr.	Aa-3/NR	5.150	12/01/2020	250,000	255,050
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj.—Cmnty. Med. Ctr.	Aa-3/NR	5.200	12/01/2021	250,000	254,040
MT Fac. Fin. Auth. (St. Luke Health)	Aa-3/NR	4.500	01/01/2017	120,000	123,208
MT Fac. Fin. Auth. (St. Luke Health)	Aa-3/NR	5.000	01/01/2022	500,000	492,990
MT Facs. Fin. Auth. (St. Peters Hospital)	A-3/NR	5.000	06/01/2028	250,000	204,982
*MT Fin. Auth. Rev. (Providence Health)	Aa/AA	5.000	10/01/2022	1,500,000	1,478,955
MT Fac. Fin. Auth. Series A (Cmty, Counseling & Correctional Svcs.) CIFG	NR/A-	4.500	10/01/2022	470,000	440,310
MT Fac. Fin. Auth. Series B (Boyd Andrew Prj.) CIFG	NR/A-	4.500	10/01/2022	215,000	201,418
MT Fac. Fin. Auth. (Benefits Healthcare) Assured GTY	NR/AAA	4.750	01/01/2025	150,000	143,523
MT State (Water Pollution Control) Revolving Fund Program G.O.	Aa/AA	5.600	07/15/2020	170,000	176,467
MT State (Water Pollution Control) Revolving Fund Program G.O.	Aa/AA	5.600	07/15/2020	240,000	249,130
MT Board of Hsg. Multifamily Mrtge. FHA	Aa/NR	6.150	08/01/2026	200,000	199,486
*MT State Board of Regents Higher Educ. (MT St. Univ.) Rev. Ref. AMBAC	A-1/A+	5.000	11/15/2021	750,000	760,823
MT State Board of Regents (University of MT) MBIA	Baa-1/AA-	6.000	05/15/2019	230,000	243,204
MT State Board of Regents (University of MT) MBIA	Baa-1/AA-	5.750	05/15/2024	275,000	281,845
MT State Board of Regents Higher Educ. (MT. St. Univ.) Fac. Rev. AMBAC	A-1/A+	4.500	11/15/2025	770,000	719,311
MT Hlth. Facs. Auth. (State Hospital) Hlth. Care Rev. AMBAC	Baa-1/NR	5.000	06/01/2022	600,000	502,506
MT Hlth. Facs. Auth. (Big Horn Hosp.—Hardin) Rev.	A/NR	5.100	02/01/2018	300,000	285,474
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev.	A/NR	5.100	02/01/2018	350,000	333,053
MT Hlth. Facs. Auth. (Lewis & Clark Office Proj.) Rev.	A/NR	5.100	02/01/2018	150,000	142,737
*MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev.	A/NR	6.000	08/01/2020	1,400,000	1,424,710
MT Board of Hsg., Single Family Program	Aa-1/AA+	5.050	12/01/2024	150,000	145,769
MT Board of Hsg., Single Family Program	Aa-1/AA+	5.300	12/01/2029	150,000	146,064
*MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	5.500	12/01/2031	1,685,000	1,413,024
*MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	6.400	12/01/2032	1,000,000	894,030
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.	NR/A+	5.000	06/01/2018	1,000,000	959,170
MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev.	NR/A-	5.600	10/01/2017	750,000	717,443
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center	NR/A-	6.300	10/01/2020	795,000	813,555

TOTAL MONTANA MUNICIPAL BONDS (COST: $18,786,852)					$17,858,651

SHORT-TERM SECURITIES (1.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $190,431)				190,431	$190,431

TOTAL INVESTMENTS IN SECURITIES (COST: $18,977,283)					$18,049,082
OTHER ASSETS LESS LIABILITIES					242,693

NET ASSETS					$18,291,775

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At March 31, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $18,977,283. The net unrealized depreciation of investments based on the cost was $928,201, which is comprised of $108,190 aggregate gross unrealized appreciation and $1,036,391 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$190,431
Level 2—Other Significant Observable Inputs	17,858,651
Level 3—Significant Unobservable Inputs	—
Total	$18,049,082

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montana Tax-Free Fund, Inc.

By:	/s/ Robert E. Walstad
Robert E. Walstad
Interim President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Montana Tax-Free Fund, Inc.

By:	/s/ Robert E. Walstad
Robert E. Walstad
Interim President

Date: May 27, 2009

By:	/s/ Adam Forthun
Adam Forthun
Treasurer

Date: May 27, 2009